Basis of preparation of consolidated financial statements and material accounting policy information	12 Months Ended
Dec. 31, 2025
Basis Of Preparation Of Consolidated Financial Statements And Material Accounting Policy Information
Basis of preparation of consolidated financial statements and material accounting policy information

1.	General

MasterBeef Group (the “Company”, and together with its subsidiaries, the “Group”) is a limited liability company incorporated in Cayman Islands. The Company is listed on Nasdaq since April 10, 2025 and dual listed on the Quotation Board of the Frankfurt Stock Exchange since September 3, 2025. The principal activity of the Company is investment holding. The principal activities of the subsidiaries (together with the Company, collectively referred to as the “Group”) are:-

Information about subsidiaries

Details of the Company’s subsidiaries are as follows:

Name	Place of incorporation/ operation	Percentage of issued capital held		Principal activities
		2025	2024

Masterbeef Limited	British Virgin Islands	100	100	Provision of investment holding

Tak Moon Holdings Limited	Hong Kong	100	100	Provision of investment holding

Luk Koon Limited	Hong Kong	100	100	Provision of catering services

Taiwanese Hotpot Limited	Hong Kong	100	100	Provision of catering services

Master Beef Hotpot Limited	Hong Kong	100	100	Provision of catering services

Able Force Limited	Hong Kong	100	100	Provision of catering services

Amazing Hotpot Limited	Hong Kong	100	100	Provision of catering services

All You Can Eat Hotpot Limited	Hong Kong	100	100	Provision of catering services

People Mountain People Sea Hotpot Limited	Hong Kong	100	100	Provision of catering services

Mrs Beef Taiwanese Hotpot Limited	Hong Kong	100	100	Provision of catering services

Mrs Beef Limited	Hong Kong	100	100	Provision of catering services

Mrs Beef Hotpot Limited *β	Hong Kong	-	100	Provision of catering services

Zone Corporation Limited *	Hong Kong	100	100	Provision of catering services

Sharp Harbour Limited *	Hong Kong	100	100	Provision of catering services

Anping Grill Limited	British Virgin Islands	100	100	Provision of investment holding

Anping Grill (HK) Limited	Hong Kong	100	100	Provision of catering services

Taiwanese Barbecue Limited	Hong Kong	100	100	Provision of catering services

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements

December 31, 2025, 2024 and 2023

1.	General (continued)

Information about subsidiaries (Continued)

Name	Place of incorporation/ operation	Percentage of issued capital held		Principal activities
		2025	2024

All You Can Eat Grill Limited	Hong Kong	100	100	Provision of catering services

Cool Sky Limited	Hong Kong	100	100	Provision of catering services

Taiwanese All You Can Eat Limited *	Hong Kong	100	100	Provision of catering services

Wide Fame Limited *	Hong Kong	100	100	Provision of catering services

Chubby Bento Limited #	British Virgin Islands	-	-	Provision of investment holding

Chubby Bento (HK) Limited #	Hong Kong	-	-	Provision of investment holding

All You Can Eat Limited #	Hong Kong	-	-	Provision of catering services

Taiwanese Bento Limited #	Hong Kong	-	-	Provision of catering services

Total Rise Corporation Limited * #	Hong Kong	-	-	Provision of catering services

Able Castle Corporation Limited *#!	Hong Kong	-	-	Provision of catering services

Beauti-Linkage Limited *#!	Hong Kong	-	-	Provision of catering services

Glory Zone Corporation Limited *#!	Hong Kong	-	-	Provision of catering services

Bao Pot Taiwanese Claypot Limited #	British Virgin Islands	-	-	Provision of investment holding

Bao Pot Taiwanese Claypot (HK) Limited #	Hong Kong	-	-	Provision of catering services

Taiwanese Claypot Limited #	Hong Kong	-	-	Provision of catering services

General’s Feast Limited ^	British Virgin Islands	100	100	Provision of investment holding

Generals Feast (HK) Limited !	Hong Kong	100	100	Provision of investment holding

Vast Happiness Limited *ꝺ	Hong Kong	100	-	Provision of catering services

Tak Moon Food Supplies (BVI) Limited	British Virgin Islands	100	100	Provision of investment holding

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

1.	General (continued)

Information about subsidiaries (Continued)

Name	Place of incorporation/ operation	Percentage of issued capital held		Principal activities
		2025	2024
Tak Moon Food Supplies Limited	Hong Kong	100	100	Provision of food supply

Tak Mei Food Supplies Limited	Taiwan	100	100	Provision of food supply

Taiwanese Sweeties Limited	British Virgin Islands	100	100	Provision of investment holding

Taiwanese Sweeties (HK) Limited	Hong Kong	100	100	Provision of catering services

Big Assets Limited *ꝺ	Hong Kong	100	-	Provision of catering services

House of Talent (BVI) Limited	British Virgin Islands	100	100	Provision of investment holding

House of Talent Limited	Hong Kong	100	100	Provision of catering services

Worvity Limited ꝺ	British Virgin Islands	100	-	Provision of investment holding

Worvity (HK) Limited *ꝺ	Hong Kong	100	-	Provision of catering services

Wider Rise Limited *ꝺ	Hong Kong	100	-	Provision of catering services

*	The entities have/had yet to commence its business.
#	The entities were disposed of on May 14, 2024. For details, please refer to Note 11.
β	The entities were disposed of on June 23, 2025.
^	The entities were incorporated in 2024.
!	The entities were acquired in 2024.
ꝺ	The entities were acquired in 2025.

2.	Basis of preparation of consolidated financial statements and material accounting policy information

2.1	Basis of preparation of consolidated financial statements

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”) and Interpretations issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements are presented in Hong Kong dollars (“HK$”), which is also the functional currency of the Company.

Translations of the consolidated statements of financial position, consolidated statements of profit or loss, consolidated statements of comprehensive (loss)/income and consolidated statements of cash flows from HK$ into US Dollar (“US$”) as of and for the year ended December 31, 2025 are solely for the convenience of the reader and were calculated at the rate of HK$7.7833 = US$1, as the prevailing rate as of December 31, 2025 as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.2	Application of amendments to IFRS

In preparing the consolidated financial statements, the Group has applied the following amendments to IFRS issued by the IASB, for the first time, which are mandatorily effective for the Group’s annual period beginning on January 1, 2025:

Amendments to IAS 21	Lack of Exchangeability

The application of the amendments to IFRS in the current year has had no material impact on the Group’s financial positions and performance for the current and prior years and/or on the disclosures set out in these consolidated financial statements.

2.3	Going concern

The Group incurred a loss of HK$52,527,733 for the year ended December 31, 2025. This condition indicates the existence of a material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern and therefore, the Group may not be able to realise its assets and discharge its liabilities in the normal course of business.

The consolidated financial statements have been prepared on a going concern basis according to below reason:

i)	The Group has entered into loan agreements and supplemental letters dated February 11, 2025 with the directors of the Group and the related companies which had previously provided loans to the Group’s operating subsidiaries, pursuant to which the directors and the related companies agreed that the Group would not be required to repay such loans until 24 months later.

ii)

The Directors agreed not to request repayment of the amount due to them of HK$44,685,941 for at least twelve months from the date of these financial statements until the Group is in a position to do so without impairing its liquidity and financial position.

Based on the above, the directors are of the opinion that the Group will have sufficient working capital to finance its operations and to meet its financial obligations as and when they fall due for at least the next twelve months from the end of the reporting period. Accordingly, the consolidated financial statements have been prepared on a going concern basis.

2.4	Changes in accounting policy as a result of application of the HKICPA guidance on the accounting implications of the abolition of the Mandatory Provident Fund (“MPF”) – Long Service Payment (“LSP”) offsetting mechanism in Hong Kong

In June 2022, the Government of the Hong Kong Special Administrative Region (“HKSAR”) gazetted the Employment and Retirement Schemes Legislation (Offsetting Arrangement) (Amendment) Ordinance 2022 (the “Amendment Ordinance”) which abolishes the use of the accrued benefits derived from employers’ mandatory MPF contributions to offset severance payment and LSP (the “Abolition”). The Abolition will officially take effect on May 1, 2025 (the “Transition Date”). In addition, under the Amendment Ordinance, the last month’s salary immediately preceding the Transition Date (instead of the date of termination of employment) is used to calculate the portion of LSP in respect of the employment period before the Transition Date.

In July 2023, the HKICPA published “Accounting implications of the abolition of the MPF-LSP offsetting mechanism in Hong Kong” which provides guidance for the accounting for the offsetting mechanism and the impact arising from abolition of the MPF-LSP offsetting mechanism in Hong Kong. In light of this, the Group has implemented the guidance published by the HKICPA in connection with the LSP obligation retrospectively so as to provide more reliable and more relevant information about the effects of the offsetting mechanism and the Abolition.

This has no material impact on the Group’s results and financial position for the prior periods, and the Group recognised total charges of HK$972,221 in the consolidated statements of profit or loss for the year ended December 31, 2025.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.5	Significant judgements and estimates

The preparation of these consolidated financial statements in conformity with IFRS require the directors of the Company to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The directors have considered the development, selection and disclosure of the Group’s critical accounting judgements and estimates.

Estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are described below:

Useful lives of property, plant and equipment

The Group’s management determines the estimated useful lives and the related depreciation charge for the Group’s property, plant and equipment. This estimate is based on the historical experience of the actual useful lives of property, plant and equipment of similar nature and functions. Management will increase the depreciation charge where useful lives are less than previously estimated lives, or will write off or write down technically obsolete or non-strategic assets that have been abandoned or sold. Actual economic lives may differ from estimated useful lives. Periodic review could result in a change in depreciable lives and therefore depreciation charge in the future periods.

Impairment of non-financial assets

The Group assesses whether there are any indicators of impairment for all non-financial assets (including the right-of-use assets) at the end of each reporting period. Other non-financial assets are tested for impairment when there are indicators that the carrying amounts may not be recoverable. An impairment exists when the carrying value of an asset or a cash-generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use.

Deferred tax assets

Deferred tax assets are recognised for all unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilised. Significant judgement is required to determine the amount of deferred tax assets that can be recognised, based upon the likely timing and the level of future taxable profits together with future tax planning strategies.

Certain subsidiaries of the Group have tax loss carry forwards amounting to approximately HK$60,921,000 (2024: HK$33,355,000). The loss does not expire and the Company has no temporary taxable differences which could partly support the recognition of deferred tax assets. Also, there are no tax planning opportunities available that would further provide a basis for recognition.

If the Group was able to recognise all unrecognised deferred tax assets, loss would decrease by approximately HK$10,052,000 for the year ended December 31, 2025 (2024: HK$5,504,000). Further details are contained in Note 14.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.5	Significant judgements and estimates (continued)

Valuation of inventories

Management reviews the inventory listing on a periodic basis. This review involves comparison of the carrying value of the inventory items with the respective net realisable value. The purpose is to ascertain whether an allowance is required to be made in the consolidated financial statements for any obsolete and slow-moving items.

Leases – Estimating the incremental borrowing rate

The Group cannot readily determine the interest rate implicit in a lease, and therefore, it uses an incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Group “would have to pay”, which requires estimation when no observable rates are available or when it needs to be adjusted to reflect the terms and conditions of the lease. The Group estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).

2.6	Material accounting policy information

a)	Basis of consolidation

These consolidated financial statements include the financial statements of the Company and its subsidiaries for the year ended December 31, 2025 and 2024. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. Control is achieved when the group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the group the current ability to direct the relevant activities of the investee).

When the Company has, directly or indirectly, less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	the contractual arrangement with the other vote holders of the investee;
●	rights arising from other contractual arrangements; and
●	the group’s voting rights and potential voting rights.

The financial statements of subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases.

Profit or loss and each component of other comprehensive income are attributed to the owners of the parent of the Group. All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.6	Material accounting policy information (continued)

b)	Property, plant and equipment

Property, plant and equipment are stated at cost, less provisions for depreciation and impairment loss, if any.

The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable cost of bringing the asset to its working condition and location for its intended use. Expenditure incurred after the item has been put into operation, such as repairs and maintenance and overhaul costs, is normally charged to the consolidated statements of profit or loss in the period in which it is incurred. In situations where it can be clearly demonstrated that the expenditure has resulted in an increase in future economic benefits expected to be obtained from the use of the item, the expenditure is capitalised as an additional cost of the item. When an item of property, plant and equipment is sold, its cost and accumulated depreciation are removed from the consolidated financial statements and any gain or loss resulting from the disposal, being the difference between the net disposal proceeds and the carrying amount of the asset, is included in the consolidated statements of profit or loss.

Leasehold improvements (included the reinstatement costs)	20% per annum or over the terms of lease
Plant and machinery	20% per annum
Office equipment	20% per annum
Motor vehicle	20% per annum

An item of property, plant and equipment including any significant part initially recognised is derecognised upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognised in the consolidated statements of profit or loss in the year the asset is derecognised is the difference between the net sales proceeds and the carrying amount of the relevant asset.

c)	Impairment of non-financial assets

Where an indication of impairment exists, or when annual impairment testing for an asset is required (other than inventories and financial assets), the recoverable amount of the asset is estimated. An asset’s recoverable amount is the higher of the value in use of the asset or cash-generating unit to which it belongs and its fair value less costs to sell, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs.

Similarly, at each reporting date, inventories are assessed for impairment by comparing the carrying amount of each item of inventory (or group of similar items) with its selling price less costs to complete and sell. If an item of inventory (or group of similar items) is impaired, its carrying amount is reduced to selling price less costs to complete and sell, and an impairment loss is recognised immediately in consolidated profit or loss.

An impairment loss is recognised only if the carrying amount of an asset exceeds its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is charged to the consolidated statements of profit or loss in the period in which it arises in those expense categories consistent with the function of the impaired asset.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.6	Material accounting policy information (continued)

c)	Impairment of non-financial assets (continued)

An assessment is made at the end of each reporting period as to whether there is any indication that previously recognised impairment losses may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. A previously recognised impairment loss of an asset is reversed only if there has been a change in the estimates used to determine the recoverable amount of that asset, but not to an amount higher than the carrying amount that would have been determined (net of any depreciation), had no impairment loss been recognised for the asset in prior years. A reversal of such impairment loss is credited to the consolidated statements of profit or loss in the period in which it arises.

d)	Inventories

Inventories are stated at the lower of cost and net realisable value. Cost is determined on a weighted average cost basis and includes all costs of purchase and other costs incurred in bringing the inventories to their present location and condition.

Net realisable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

When inventories are sold, the carrying amount of those inventories is recognised as an expense in the period in which the related revenue is recognised. The amount of any write-down of inventories to net realisable value and all losses of inventories are recognised as an expense in the period the write-down or loss occurs. The amount of any reversal of any write-down of inventories is recognised as a reduction in the amount of inventories recognised as an expense in the period in which the reversal occurs.

e)	Financial assets

Financial assets are recognised when a Group entity becomes a party to the contractual provisions of the instrument. All regular way purchases or sales of financial assets are recognised and derecognised on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the market place.

Financial assets are initially measured at fair value except for trade receivables arising from contracts with customers which are initially measured in accordance with IFRS 15 Revenue from Contracts with Customers (“IFRS 15”). Transaction costs that are directly attributable to the acquisition of financial assets (other than financial assets at fair value through profit or loss (“FVTPL”)) are added to the fair value of the financial assets, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets at fair value through profit or loss are recognised immediately in consolidated statements of profit or loss.

The effective interest method is a method of calculating the amortised cost of a financial asset and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.6	Material accounting policy information (continued)

e)	Financial assets (continued)

Classification and subsequent measurement of financial assets

Financial assets that meet the following conditions are subsequently measured at amortised cost:

●	the financial asset is held within a business model whose objective is to collect contractual cash flows; and

●	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets that meet the following conditions are subsequently measured at fair value through other comprehensive income (“FVTOCI”):

●	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling; and

●	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All other financial assets are subsequently measured as FVTPL, except that at the date of initial application/initial recognition of a financial asset the Group may irrevocably elect to present subsequent changes in fair value of an equity investment in other comprehensive income if that equity investment is neither held for trading nor contingent consideration recognised by an acquirer in a business combination to which IFRS 3 Business Combinations applies.

A financial asset is classified as held for trading if:

●	it has been acquired principally for the purpose of selling in the near term; or

●	on initial recognition it is a part of a portfolio of identified financial instruments that the Group manages together and has a recent actual pattern of short-term profit-taking; or

●	it is a derivative that is not designated and effective as a hedging instrument.

In addition, the Group may irrevocably designate a financial asset that is required to be measured at the amortised cost or FVTOCI as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.6	Material accounting policy information (continued)

e)	Financial assets (continued)

(i)	Amortised cost and interest income

Interest income is recognised using the effective interest method for financial assets measured subsequently at amortised cost and debt instruments / receivables subsequently measured at FVTOCI. Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired (see below). For financial assets that have subsequently become credit-impaired, interest income is recognised by applying the effective interest rate to the amortised cost of the financial asset from the next reporting period. If the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognised by applying the effective interest rate to the gross carrying amount of the financial asset from the beginning of the reporting period following the determination that the asset is no longer credit impaired.

Impairment of financial assets

The Group recognises a loss allowance for expected credit losses (“ECL”) on financial assets which are subject to impairment under IFRS 9 (including trade receivables, other receivables, amounts due from related companies and amounts due from shareholders). The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition.

Lifetime ECL represents the ECL that will result from all possible default events over the expected life of the relevant instrument. In contrast, 12-month ECL (“12m ECL”) represents the portion of lifetime ECL that is expected to result from default events that are possible within 12 months after the reporting date. Assessments are done based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current conditions at the reporting date as well as the forecast of future conditions.

The Group always recognises lifetime ECL for trade receivables. The ECL on these assets are assessed individually for debtors with significant balances and/or collectively using a provision matrix with appropriate groupings.

For all other instruments, the Group measures the loss allowance equal to 12m ECL, unless when there has been a significant increase in credit risk since initial recognition, the Group recognises lifetime ECL. The assessment of whether lifetime ECL should be recognised is based on significant increases in the likelihood or risk of a default occurring since initial recognition.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.6	Material accounting policy information (continued)

e)	Financial assets (continued)

Impairment of financial assets (continued)

(i)	Significant increase in credit risk

In assessing whether the credit risk has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.

In particular, the following information is taken into account when assessing whether credit risk has increased significantly:

●	an actual or expected significant deterioration in the financial instrument’s external (if available) or internal credit rating;
●	significant deterioration in external market indicators of credit risk, e.g. a significant increase in the credit spread, the credit default swap prices for the debtor;
●	existing or forecast adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor’s ability to meet its debt obligations;
●	an actual or expected significant deterioration in the operating results of the debtor; and
●	an actual or expected significant adverse change in the regulatory, economic, or technological environment of the debtor that results in a significant decrease in the debtor’s ability to meet its debt obligations.

Irrespective of the outcome of the above assessment, the Group presumes that the credit risk has increased significantly since initial recognition when contractual payments are more than 30 days past due, unless the Group has reasonable and supportable information that demonstrates otherwise.

The Group regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that the criteria are capable of identifying significant increase in credit risk before the amount becomes past due.

(ii)	Definition of default

For internal credit risk management, the Group considers an event of default occurs when information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full (without taking into account any collaterals held by the Group).

Irrespective of the above, the Group considers that default has occurred when a financial asset is more than 90 days past due unless the Group has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.6	Material accounting policy information (continued)

e)	Financial assets (continued)

Impairment of financial assets (continued)

(iii)	Credit-impaired financial assets

A financial asset is credit-impaired when one or more events of default that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

(a)	significant financial difficulty of the issuer or the borrower;
(b)	a breach of contract, such as a default or past due event;
(c)	the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider;
(d)	it is becoming probable that the borrower will enter bankruptcy or other financial reorganisation; or
(e)	the disappearance of an active market for that financial asset because of financial difficulties.

(iv)	Write-off policy

The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no realistic prospect of recovery, for example, when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings, or in the case of trade receivables, when the amounts are over one year past due, whichever occurs sooner. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. A write-off constitutes a derecognition event. Any subsequent recoveries are recognised in consolidated statements of profit or loss.

(v)	Measurement and recognition of ECL

The measurement of ECL is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information. Estimation of ECL reflects an unbiased and probability-weighted amount that is determined with the respective risks of default occurring as the weights.

Generally, the ECL is the difference between all contractual cash flows that are due to the Group in accordance with the contract and the cash flows that the Group expects to receive, discounted at the effective interest rate determined at initial recognition.

Where ECL is measured on a collective basis or specifically for cases where evidence at the individual instrument level may not yet be available, the financial instruments are grouped on the following basis:

●	Nature of financial instruments (i.e. the Group’s trade and other receivables and contract assets are each assessed as a separate group. Amount due from shareholder is assessed for expected credit loss on an individual basis);
●	Past-due status;
●	Nature, size and industry of debtors; and
●	External credit ratings where available.

The grouping is regularly reviewed by management to ensure the constituents of each group continue to share similar credit risk characteristics.

Interest income is calculated based on the gross carrying amount of the financial asset unless the financial asset is credit impaired, in which case interest income is calculated based on amortised cost of the financial asset.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.6	Material accounting policy information (continued)

f)	Derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognised (i.e., removed from the Group’s consolidated statements of financial position) when:

●	the rights to receive cash flows from the asset have expired; or

●	The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent it has retained the risk and rewards of ownership of the asset.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

On derecognition of a financial asset measured at amortised cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognised in consolidated statements of profit or loss.

g)	Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss and loans and borrowings, as appropriate.

All financial liabilities are recognised initially at fair value and, in the case of loans and borrowings, net of directly attributable transaction costs.

The Group’s financial liabilities include trade payables, other payables, loan from related companies, loan from directors, amount due to directors, amounts due to related companies and, lease liabilities.

Subsequent measurement

The subsequent measurement of financial liabilities depends on their classification as follows:-

Financial liabilities at fair value through profit or loss.

Financial liabilities are classified as at FVTPL when the financial liability is (i) contingent consideration of an acquirer in a business combination to which IFRS 3 applies, (ii) held for trading or (iii) they are designated as at FVTPL.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.6	Material accounting policy information (continued)

g)	Financial liabilities (continued)

A financial liability is held for trading if:

●	it has been acquired principally for the purpose of repurchasing it in the near term; or

●	on initial recognition it is part of a portfolio of identified financial instruments that the Group manages together and has a recent actual pattern of short-term profit-taking; or

●	it is a derivative, except for a derivative that is a financial guarantee contract or a designated and effective hedging instrument.

A financial liability other than a financial liability held for trading or contingent consideration of an acquirer in a business combination may be designated as at FVTPL upon initial recognition if:

●	such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or

●	the financial liability forms part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on a fair value basis, in accordance with the Group’s documented risk management or investment strategy, and information about the Grouping is provided internally on that basis; or

●	it forms part of a contract containing one or more embedded derivatives, and IFRS 9 permits the entire combined contract to be designated as at FVTPL.

For financial liabilities that are designated as at FVTPL, the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability is recognised in consolidated statements of profit or loss, unless the recognition of the effects of changes in the liability’s credit risk in consolidated other comprehensive income would create or enlarge an accounting mismatch in profit or loss. For financial liabilities that contain embedded derivatives, such as convertible loan notes, the changes in fair value of the embedded derivatives are excluded in determining the amount to be presented in consolidated other comprehensive income.

Loans and borrowings

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortised cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognised in the consolidated statements of profit or loss when the liabilities are derecognised as well as through the effective interest rate amortisation process.

Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortisation is included in finance costs in the consolidated statements of profit or loss.

Derecognition of financial liabilities

The Group derecognises financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognised and the consideration paid and payable is recognised in consolidated statements of profit or loss.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.6	Material accounting policy information (continued)

h)	Leases

Definition of a lease

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For contracts entered into or modified or arising from business combinations on or after the date of initial application, the Group assesses whether a contract is or contains a lease based on the definition under IFRS 16 at inception, modification date or acquisition date, as appropriate. Such contract will not be reassessed unless the terms and conditions of the contract are subsequently changed.

The Group as a lessee

Allocation of consideration to components of a contract

For a contract that contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand- alone price of the lease component and the aggregate stand-alone price of the non-lease components.

Short-term leases

The Group applies the short-term lease recognition exemption to leases of warehouse that have a lease term of 12 months or less from the commencement date and do not contain a purchase option. Lease payments on short-term leases are recognised as expense on a straight-line basis or another systematic basis over the lease term.

Right-of-use assets

The cost of right-of-use asset includes:

●	the amount of the initial measurement of the lease liability;

●	any lease payments made at or before the commencement date, less any lease incentives received;

●	any initial direct costs incurred by the Group; and

●	an estimate of costs to be incurred by the Group in dismantling and removing the underlying assets, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease.

Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.6	Material accounting policy information (continued)

h)	Leases (continued)

The Group as a lessee (continued)

Right-of-use assets (continued)

Right-of-use assets in which the Group is reasonably certain to obtain ownership of the underlying leased assets at the end of the lease term are depreciated from commencement date to the end of the useful life. Otherwise, right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.

The Group presents right-of-use assets that do not meet the definition of investment property or inventory in “property, plant and equipment”, the same line item within which the corresponding underlying assets would be presented if they were owned.

Refundable rental deposits

Refundable rental deposits paid are accounted under IFRS 9 and initially measured at fair value. Adjustments to fair value at initial recognition are considered as additional lease payments and included in the cost of right-of-use assets.

Lease liabilities

At the commencement date of a lease, the Group recognises and measures the lease liability at the present value of lease payments that are unpaid at that date. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable.

The lease payments include:

●	fixed payments (including in-substance fixed payments) less any lease incentives receivable;

●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

●	amounts expected to be payable by the Group under residual value guarantees;

●	the exercise price of a purchase option if the Group is reasonably certain to exercise the option; and

●	payments of penalties for terminating a lease, if the lease term reflects the Group exercising an option to terminate the lease.

After the commencement date, lease liabilities are adjusted by interest accretion and lease payments.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.6	Material accounting policy information (continued)

h)	Leases (continued)

The Group as a lessee (continued)

Lease liabilities (continued)

The Group remeasures lease liabilities (and makes a corresponding adjustment to the related right-of-use assets) whenever:

●	the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the related lease liability is remeasured by discounting the revised lease payments using a revised discount rate at the date of reassessment.

●	the lease payments change due to changes in market rental rates following a market rent review/expected payment under a guaranteed residual value, in which cases the related lease liability is remeasured by discounting the revised lease payments using the initial discount rate.

●	a lease contract is modified and the lease modification is not accounted for as a separate lease.

The Group presents lease liabilities as a separate line item on the consolidated statements of financial position.

Lease modifications

The Group applied the practical expedient, the Group accounts for a lease modification as a separate lease if:

●	the modification increases the scope of the lease by adding the right to use one or more underlying assets; and

●	the consideration for the leases increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

For a lease modification that is not accounted for as a separate lease, the Group remeasures the lease liability based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

The Group accounts for the remeasurement of lease liabilities by making corresponding adjustments to the relevant right-of-use asset. When the modified contract contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the modified contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.6	Material accounting policy information (continued)

h)	Leases (continued)

Sublease

When the Group is an intermediate lessor, it accounts for the head lease and the sublease as two separate contracts. The sublease is classified as a finance or operating lease by reference to the right-of-use asset arising from the head lease, not with reference to the underlying asset.

i)	Foreign currency translation

These financial statements are presented in Hong Kong dollars, which is the Company’s functional currency. Each entity in the group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency. Foreign currency transactions are initially recorded using the functional currency rates ruling at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency rates of exchange ruling at the end of the reporting period. All differences are taken to consolidated statements of profit or loss. Differences arising on settlement or translation of monetary items are recognised in the consolidated statements of profit or loss with the exception of monetary items that are designated as part of the hedge of the group’s net investment of a foreign operation. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. The gain or loss arising on translation of a non-monetary item measured at fair value is treated in line with the recognition of the gain or loss on change in fair value of the item. The functional currency of the overseas branch and subsidiaries is currency other than the Hong Kong dollars. As at the end of the reporting period, the assets and liabilities of the entity are translated into the presentation currency of the Company at the exchange rates ruling at the end of the reporting period, and their income and expense items are translated into Hong Kong dollars at the spot rates for the year.

The resulting exchange differences are recorded in other comprehensive income and the cumulative balance is included in exchange reserve in the consolidated statements of changes in equity. On disposal of a foreign entity, the deferred cumulative amount recognised in exchange reserve relating to that particular foreign operation is recognised in the consolidated statements of profit or loss. Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on acquisition are treated as assets and liabilities of the foreign operation and translated at the closing rate.

For the purpose of the consolidated statements of cash flows, the cash flows of the overseas branch and subsidiaries are translated into Hong Kong dollars at the exchange rates ruling at the dates of the cash flows. Frequently recurring cash flows of overseas branch and subsidiaries which arise throughout the year are translated into Hong Kong dollars at the spot rates for the year.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.6	Material accounting policy information (continued)

j)	Provision

A provision is recognised when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation. When the effect of discounting is material, the amount recognised for a provision is the present value at the end of the reporting period of the future expenditures expected to be required to settle the obligation. The increase in the discounted present value amount arising from the passage of time is included in the finance costs in the consolidated statements of profit or loss.

Provision for reinstatement costs

Provisions for the costs to reinstate leased assets to their original condition, as required by the terms and conditions of the leases, are recognised at the date of inception of the leases at the Group’s directors best estimate of the expenditure that would be required to reinstate the assets. Estimates are regularly reviewed and adjusted as appropriate for new circumstances. The provision for reinstatement costs will be expected to be materialised in one to five years in accordance with the lease terms.

k)	Revenue recognition

Under IFRS 15, the Group recognises revenue when (or as) a performance obligation is satisfied, i.e. when “control” of the goods or services underlying the particular performance obligation is transferred to the customer.

A performance obligation represents a good or service (or a bundle of goods or services) that is distinct or a series of distinct goods or services that are substantially the same.

Control is transferred over time and revenue is recognised over time by reference to the progress towards complete satisfaction of the relevant performance obligation if one of the following criteria is met:-

●	the customer simultaneously receives and consumes the benefits provided by the Group’s performance as the group performs;
●	the Group’s performance creates and enhances an asset that the customer controls as the group performs; or
●	the Group’s performance does not create an asset with an alternative use to the group and the group has an enforceable right to payment for performance completed to date.

Otherwise, revenue is recognised at a point in time when the customer obtains control of the distinct good or service.

A contract liability represents the group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.6	Material accounting policy information (continued)

k)	Revenue recognition (continued)

Further details of the group’s revenue recognition policies are as follows:-

i)	Catering income

Revenue from restaurant operation is recognised at the point in time when the catering services to the customers are completed.

Loyalty programme

The Group operates a loyalty programme where customers accumulate reward points from qualified purchases. The reward points earned through qualified purchases entitle the customers to discount for future purchases and are considered as a separate performance obligation arising from transactions with customers. The Group estimates the value of the future redemption obligation based on the estimated value of the products or services for which the reward points are expected to be redeemed based on the historical redemption pattern, including an estimate of the lapse of reward points that will not be redeemed. Subsequently, the contract liability is recognised as revenue at the point in time when the customers redeem the reward points in future purchases, or when the Group is legally released from its obligation when the reward points expire 12 months after the initial sale.

ii)	Sales of goods

Revenue from the sale of goods is recognised at the point in time when control of the asset is transferred to the customer.

iii)	Management fee income

The Group provide consultancy and management services to customers. Revenue from providing services is recognised in the accounting period in which the services are rendered. The control of the services is transferred to the customer when the customer simultaneously receives and consumes the benefits of the services as the Group performs, therefore, revenue is recognised progressively over time.

iv)	Bank interest income

Bank interest income is recognised on a time proportion basis, taking into account the principal amounts outstanding and the interest rates applicable.

v)	Rental income

Rental income is recognised on a time proportion basis over the lease terms.

vi)	Sundry income

Sundry income is recognised when the right to receive payment is established.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.6	Material accounting policy information (continued)

l)	Borrowing costs

All borrowing costs are charged to the consolidated statements of profit or loss in the period in which they are incurred.

m)	Retirement benefits costs

The group operates a defined contribution Mandatory Provident Fund retirement benefit scheme (the “MPF Scheme”) under the Mandatory Provident Fund Schemes Ordinance for all of its employees in Hong Kong. Contributions are made based on a percentage of the employees’ basic salaries and are charged to the consolidated statements of profit or loss as they become payable in accordance with the rules of the MPF Scheme. The assets of the MPF Scheme are held separately from those of the group in an independently administered fund.

For LSP obligation, the Group accounts for the employer MPF contributions expected to be offset as a deemed employee contribution towards the LSP obligation in terms of HKAS 19.93(a) and it is measure on a net basis. The estimated amount of future benefit is determined after deducting the negative service cost arising from the accrued benefits derived from the Group’s MPF contributions that have been vested with employees, which are deemed to be contributions from the relevant employees.

n)	Income tax

Income tax represents the sum of current and deferred tax. Income tax relating to items recognised outside profit or loss is recognised outside profit or loss, either in other comprehensive income or directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the group operates.

Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognised for all taxable temporary differences, except:-

●	when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss and at the time of the transaction does not give rise to equal taxable and deductible temporary differences; and

●	in respect of taxable temporary differences associated with investments in subsidiaries, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.6	Material accounting policy information (continued)

n)	Income tax (continued)

Deferred tax assets are recognised for all deductible temporary differences, the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognised to the extent that it is probable that taxable profits will be available against which deductible temporary differences, the carryforward of unused tax credits and unused tax losses can be utilised, except:-

●	when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss and at the time of the transaction does not give rise to equal taxable and deductible temporary differences; and

●	in respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are only recognised to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilised.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilised. Unrecognised deferred tax assets are reassessed at the end of each reporting period and are recognised to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

Deferred tax is calculated, without discounting, at the tax rates that are expected to apply in the period when the asset is realised or the liability is settled, based on the tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied to the same taxable entity by the same taxation authority.

o)	Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and demand deposits which are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value, and have a short maturity of generally within three months when acquired.

p)	Government grants

Government grants are recognised at their fair value where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with. When the grant relates to an expense item, it is recognised as income on a systematic basis over the periods that the costs, which it is intended to compensate, are expensed.

q)	Share-based payments

The Group has an equity-settled share option granted to an advisor. The cost of equity-settled transactions is recognised, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled in employee benefit expense. The cumulative expense recognised for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The charge or credit to the consolidated statements of profit or loss for a period represents the movement in the cumulative expense recognised as at the beginning and end of that period.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023